NET INCOME PER SHARE - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Ordinary share equivalents outstanding	3,990,108	4,396,023	5,595,664
American Depository Receipt [Member] | Non Vested Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Non-vested employee stock options	976,542	1,253,673